DUE TO PRIOR RELATED PARTIES (Details Narrative) - USD ($)		12 Months Ended
	Apr. 07, 2021	Feb. 28, 2023	Feb. 28, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on the forgiveness of debt			$ 55,270
Purchase and Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument indebtedness	$ 1,318,789
Gain on the forgiveness of debt	55,270
Additional paid in capital	2,346,971
Purchase and Sale Agreement [Member] | D Meisenheimer III and R.Meisenheimer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument indebtedness	$ 815,590